CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents		$ 107,551	$ 77,357
Investment in marketable securities		3	10
Accounts receivable (net of provision for credit loss)		58,517	47,688
Other current assets		48,360	46,067
Inventories		23,213	23,434
Total current assets		237,644	194,556
Long-term investments and other assets
Investments in affiliated companies		517	519
Investments in other companies in 2025		1,542	1,491
Other non-current assets		5,413	5,853
Deferred income taxes		15,684	12,273
Funds in respect of employee rights upon retirement		28,480	21,823
Total non-current assets		51,636	41,959
Property and equipment, net		39,386	33,080
Operating lease right of use assets, net		8,878	8,947
Intangible assets, net		8,839	9,011
Goodwill	[1]	39,831	39,325
Total assets		386,214	326,878
Current liabilities
Credit from banking institutions		0	114
Accounts payable		19,082	18,847
Deferred revenues		27,206	22,857
Other current liabilities		57,817	45,904
Total current liabilities		104,105	87,722
Long-term liabilities
Deferred income taxes		531	418
Liability for employee rights upon retirement		35,080	27,593
Deferred revenues		14,876	12,231
Operating lease liabilities, non-current		4,745	5,562
Other non-current liabilities		2,391	2,095
Total non-current liabilities		57,623	47,899
Commitments and contingent liabilities
Stockholders' equity
Share capital – ordinary shares of NIS 0.33 par value: 1,983 1,983 Authorized – December 31, 2025 and 2024 – 60,000,000 shares Issued and outstanding – December 31, 2025 and 2024 – 23,475,431 shares		1,983	1,983
Additional paid- in capital		78,380	78,380
Accumulated other comprehensive loss		(39,815)	(57,033)
Retained earnings		244,402	226,183
Treasury stock at cost – December 31, 2025 – 3,666,789. December 31, 2024 – 3,581,851 shares		(67,386)	(64,286)
Stockholders’ equity		217,564	185,227
Non-controlling interests		6,922	6,030
Total equity		224,486	191,257
Total liabilities and equity		$ 386,214	$ 326,878

[1]	The accumulated amount of goodwill impairment loss as of December 31, 2025, and 2024 was US$ 29.89 million.